Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 801,090,000.00
Previously Paid Amount	0.00
Total Fee Amount	122,646.88
Total Offset Amount	111,237.87
Net Fee	$ 11,409.01